Share Capital (Details)							6 Months Ended
	Dec. 27, 2024 USD ($)	Mar. 02, 2024 USD ($)	Feb. 19, 2024 USD ($) shares	Jan. 16, 2024 USD ($) $ / shares	Dec. 05, 2023 USD ($)	Nov. 06, 2023 USD ($) shares	Apr. 30, 2025 USD ($) shares		Apr. 30, 2024 USD ($)	Mar. 31, 2025 shares	Oct. 31, 2024 shares	Apr. 03, 2024 USD ($) shares	Oct. 31, 2023 shares
Share Capital [Line Items]
Number of shares issued (in Shares) | shares										866
Aggregate fair value of time of issuance							$ 733,114
Gross proceeds from warrants exercised							$ 415,086		$ 3,655,950
Concurrent private placement description				the Company completed a registered direct offering and concurrent private placement of (i) 1,468,000 Common Shares, (ii) 32,000 pre-funded warrants to purchase 32,000 Common Shares (“January 2024 Warrants”) and (iii) 1,500,000 unregistered common warrants (“Warrants”) to purchase 1,500,000 Common Shares.
Expire term				5 years
Gross proceeds from offering				$ 2,400,000
Net proceeds from offering				$ 1,824,773
Common shares issued of RSU’s fully vested (in Shares) | shares												9,000
Restricted stock fair value at issuance												$ 11,935
Restricted share units [member]
Share Capital [Line Items]
Number of shares issued (in Shares) | shares							245,903	[1]			264,338		2,216
Common shares issued (in Shares) | shares							559,212
April 2023 Warrants [Member]
Share Capital [Line Items]
Exercised shares	310,388	131,914			1,062,188
Gross proceeds from warrants exercised	$ 441,577	$ 157,918			$ 3,498,032
September 2023 Warrants [Member]
Share Capital [Line Items]
Exercised shares	310,388	3			3
Gross proceeds from warrants exercised	$ 441,577	$ 157,918			$ 3,498,032
January 2024 Warrants [Member]
Share Capital [Line Items]
Exercised shares	310,388	131,914
Gross proceeds from warrants exercised	$ 441,577	$ 157,918
Pre-Funded Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares				$ 0.0001
Unregistered Common Warrants [Member]
Share Capital [Line Items]
Exercise price (in Dollars per share) | $ / shares				$ 1.6
Ordinary shares [member]
Share Capital [Line Items]
Number of shares issued (in Shares) | shares			44			45	5,134,786				4,265,186
Number of shares outstanding (in Shares) | shares							4,265,186				4,265,186
Common shares fair value			$ 68			$ 117

[1]	See note 14 regarding the exercise of RSUs.